Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Contracts

The Company’s derivative contracts as of December 31, 2021 were as follows:

		Liability
	Asset Derivative	Derivative
Soybeans	$18	$48
Soybean oil	5	1
Soybean meal	—	1,228
Effect of daily cash settlement	(23)	(1,277)
Net derivatives as classified in the balance sheet	$—	$—

Schedule of Pre-tax Gains (Losses)

The tables below show the amounts of pre-tax gains and losses related to the Company’s derivatives

	Year Ended December 31, 2021
	Gain (loss)	Unrealized (loss)	Total (loss) gain
	realized on	gain on	recognized in
	derivatives	derivatives	income
Soybeans	$211	$(30)	$181
Soybean oil	1,148	4	1,152
Soybean meal	(680)	(1,228)	(1,908)
Total	$679	$(1,254)	$(575)